Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Parenthetical) (Detail) (Issuance of debt portion)	Sep. 30, 2011
Issuance of debt portion
Addition to interest rate	2.80%
Issuance of debt portion
Addition to interest rate	0.85%